Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue.
Mineral royalties	$ 173.7	$ 169.3
Mineral streams	443.3	401.6
Sale of prepaid gold	11.0	9.2
Oil & gas interests	47.0	30.1
Total revenue	$ 675.0	$ 610.2